Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 16, 2020	Apr. 12, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 16, 2018
Related Party Transaction [Line Items]
Administrative fees					$ 10,000
Note payable - related party								$ 50,000
Sponsor
Related Party Transaction [Line Items]
Administrative fees					86,333
Note payable - related party								50,000		$ 300,000
Payable to related party					91,362		$ 67,950
Sponsor | Subsequent Event
Related Party Transaction [Line Items]
Payable to related party						$ 91,362
Great American
Related Party Transaction [Line Items]
Payable to related party					$ 8,279			$ 8,279
Related Party Lease Agreements
Related Party Transaction [Line Items]
Operating lease, Rent expense	$ 1,100,000	$ 1,100,000	$ 2,400,000	$ 2,400,000
GA International Services Corp
Related Party Transaction [Line Items]
Description of business term					The Company's initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of (i) one year after the completion of the Initial Business Combination,(ii) the last sale price of Class A common stock equals or exceeds $12.00 pershare (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-tradingday period commencing at least 150 days after the Initial Business Combination, or(iii) the date following the completion of the Initial Business Combination on which the Company completes a liquidation, merger, stock exchange,reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash,securities or other property.
GA International Services Corp | Class B Common Stock
Related Party Transaction [Line Items]
Number of share issued									3,593,750
GA International Services Corp | Common Stock
Related Party Transaction [Line Items]
Percentage of founder shares					20.00%
GA International Services Corp | Business Combination Marketing Agreement
Related Party Transaction [Line Items]
Cash fee					3.50%
Business combination marketing agreement, description					Pursuant to the terms of the business combination marketing agreement, the Company paid the cash fee of $5,031,250 and expenses of $102,413 on February 14, 2020, the closing date of the Initial Business Combination.